Assets and Liabilities Held for Sale and Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disposal groups, including discontinued operations
The net income/(loss) from discontinued operations for the nine months ended September 30, 2023 and 2022 are as follows:

	2023
(in thousands of $)	CoolCo	TundraCo (1)	Total
Net income from discontinued operations	293	—	293

	2022
(in thousands of $)	CoolCo	TundraCo (1)	Total
(Loss)/Income from discontinued operations	(194,722)	2,419	(192,303)
(Loss)/gain on disposal	(10,060)	123,252	113,192
Net (loss)/income from discontinued operations	(204,782)	125,671	(79,111)
(1) On May 31, 2022, we completed the sale of our subsidiary Golar LNG NB 13 Corporation, owner of the FSRU Golar Tundra and recognized a gain on disposal of $123.2 million which comprised of (i) cash proceeds received of $352.5 million, (ii) partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) fees incurred in relation to the disposal of $0.3 million.